UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CB Richard Ellis Global Real Estate Securities, LLC
Address: 250 W. Pratt Street
         Suite 2000
         Baltimore, MD  21201

13F File Number:  28-12075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Anagnos, CFA
Title:     Managing Director
Phone:     (410) 244-3168

Signature, Place, and Date of Signing:

     /s/ Jeremy Anagnos     Baltimore, MD/USA     May 08, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $511,150 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109    20403   374915 SH       SOLE                   111835        0   263080
AVALONBAY CMNTYS INC           COM              053484101    26902   278718 SH       SOLE                    98661        0   180057
BOSTON PROPERTIES INC          COM              101121101    31339   340382 SH       SOLE                   102972        0   237410
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203     1523    89800 SH       SOLE                    89800        0        0
CAPLEASE INC                   COM              140288101     1622   208700 SH       SOLE                   109241        0    99459
CEDAR SHOPPING CTRS INC        COM NEW          150602209      434    37190 SH       SOLE                    37190        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108    20470   609035 SH       SOLE                   203513        0   405522
DEVELOPERS DIVERSIFIED RLTY    COM              251591103     6705   160092 SH       SOLE                    71850        0    88242
DIGITAL RLTY TR INC            COM              253868103    16333   460085 SH       SOLE                   261498        0   198587
DOUGLAS EMMETT INC             COM              25960p109    14292   647884 SH       SOLE                   214669        0   433215
DUKE REALTY CORP               COM NEW          264411505     5128   224800 SH       SOLE                    96759        0   128041
ESSEX PPTY TR INC              COM              297178105    11121    97571 SH       SOLE                    37675        0    59896
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206    22996   295011 SH       SOLE                   110404        0   184607
HCP INC                        COM              40414l109     1144    33850 SH       SOLE                    10850        0    23000
HEALTH CARE REIT INC           COM              42217k106    26792   593658 SH       SOLE                   213255        0   380403
HEALTHCARE RLTY TR             COM              421946104    12505   478219 SH       SOLE                   171679        0   306540
HOSPITALITY PPTYS TR           COM SH BEN INT   44106m102     6004   176494 SH       SOLE                    72075        0   104419
KIMCO REALTY CORP              COM              49446R109     3082    78693 SH       SOLE                    18617        0    60076
MACERICH CO                    COM              554382101    23115   328939 SH       SOLE                    99109        0   229830
MEDICAL PPTYS TRUST INC        COM              58463j304    11364  1003926 SH       SOLE                   464595        0   539331
PARKWAY PPTYS INC              COM              70159Q104     2599    70307 SH       SOLE                    26360        0    43947
POST PPTYS INC                 COM              737464107     6179   160000 SH       SOLE                    69418        0    90582
PROLOGIS                       SH BEN INT       743410102    42551   722913 SH       SOLE                   218369        0   504544
PUBLIC STORAGE                 COM              74460d109    27019   304884 SH       SOLE                    98830        0   206054
REGENCY CTRS CORP              COM              758849103    21624   333906 SH       SOLE                   130097        0   203809
SENIOR HSG PPTYS TR            SH BEN INT       81721m109     4813   203085 SH       SOLE                   105835        0    97250
SIMON PPTY GROUP INC NEW       COM              828806109    59717   642735 SH       SOLE                   191442        0   451293
SL GREEN RLTY CORP             COM              78440x101    20430   250773 SH       SOLE                    77769        0   173004
TANGER FACTORY OUTLET CTRS I   COM              875465106     1563   482540 SH       SOLE                   176996        0   305544
TAUBMAN CTRS INC               COM              876664103     6718   128937 SH       SOLE                    46745        0    82192
VENTAS INC                     COM              92276F100    25218   561516 SH       SOLE                   163043        0   398473
VORNADO RLTY TR                SH BEN INT       929042109    29445   341548 SH       SOLE                   108803        0   232745